Shareholder Fees - Neiman Large Cap Value Fund	Jul. 31, 2026
No-Load Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%

[1]	Investments of $1,000,000 or more in Class A shares that qualify for a full waiver of the sales charge imposed on purchases may be subject to a maximum deferred sales charge of 1.00% of the amount invested if these shares are redeemed within 18 months of purchase.